Taxes (Details 1)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Deferred tax assets:
Net operating loss carry forwards
Allowance for doubtful accounts	7,819	55,723	987,848
Less: valuation allowance
Deferred tax assets, net	7,819	55,723	987,848
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations
Total deferred tax liabilities, net